Summary of Option Activity Under Twenty Zero Six ESOP Plan (Detail) (Stock Option Plan 2006, USD $)	12 Months Ended
Mar. 31, 2013
Stock Option Plan 2006
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options Outstanding, Beginning Balance	516,438
Number of options, Forfeited	10,625
Number of options Outstanding, Ending Balance	505,813
Number of Options, Exercisable	363,563
Weighted average exercise price Outstanding, Beginning Balance	$ 8.48
Weighted average exercise prices, Forfeited	$ 5.26
Weighted average exercise price Outstanding, Ending Balance	$ 8.50
Weighted average exercise prices, Exercisable	$ 9.80
Weighted average remaining contractual term, Outstanding	5 years 10 months 24 days
Weighted average remaining contractual term, Exercisable	5 years 3 months 18 days
Aggregate intrinsic value, Outstanding	$ 1,132,420
Aggregate intrinsic value, Exercisable	$ 793,030